UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          OPPENHEIMER SELECT VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.8%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
Corinthian Colleges, Inc. 1                                                                 55,600         $     705,008
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
WCI Communities, Inc. 1                                                                     20,700               570,078
------------------------------------------------------------------------------------------------------------------------
MEDIA--7.2%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                    21,500               595,980
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                            53,664             1,148,410
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                           117,764             2,381,188
------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                     65,000             1,024,400
                                                                                                           -------------
                                                                                                               5,149,978
CONSUMER STAPLES--4.7%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1                                                         24,600               656,574
------------------------------------------------------------------------------------------------------------------------
TOBACCO--3.8%
Altria Group, Inc.                                                                          37,400             2,705,516
ENERGY--11.9%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                                                              9,000               715,950
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.9%
BP plc, ADR                                                                                 31,000             2,241,610
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           54,500             3,419,875
------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                              14,400             1,991,952
------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 1                                                                     3,000                56,250
                                                                                                       -----------------
                                                                                                               7,709,687
FINANCIALS--26.6%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
UBS AG                                                                                      31,700             3,448,960
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.6%
Wachovia Corp.                                                                              51,900             2,845,677
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           52,000             3,242,720
                                                                                                           -------------
                                                                                                               6,088,397
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bear Stearns Cos., Inc. (The)                                                                5,400               682,884
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                 14,700             1,224,510
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             58,000             2,701,640
                                                                                                           -------------
                                                                                                               4,609,034
------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.3%
Aspen Insurance Holdings Ltd.                                                                3,600                83,448
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             42,900             1,405,404
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         29,000               888,850
                                                                                                           -------------
                                                                                                               2,377,702
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.4%
Commercial Capital Bancorp, Inc.                                                            54,500               850,745
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                 23,800               795,872
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 11,500               780,390
                                                                                                           -------------
                                                                                                               2,427,007


1                            |                     Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.2%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
MedImmune, Inc. 1                                                                           20,100         $     685,812
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Manor Care, Inc.                                                                            13,600               531,760
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Pfizer, Inc.                                                                                95,600             2,455,008
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                      31,700             1,458,200
                                                                                                           -------------
                                                                                                               3,913,208
INDUSTRIALS--11.9%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.9%
Honeywell International, Inc.                                                               18,500               710,770
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                   100,200             1,292,580
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                 2,500               102,425
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   59,700             3,484,689
                                                                                                           -------------
                                                                                                               5,590,464
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Cendant Corp.                                                                               84,300             1,411,182
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Gamesa Corporacion Tecnologica SA                                                           87,700             1,428,026
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
H&E Equipment Services, Inc. 1                                                               1,500                34,650
INFORMATION TECHNOLOGY--14.2%
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hutchinson Technology, Inc. 1                                                               20,500               567,440
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
ATI Technologies, Inc. 1                                                                    49,700               887,145
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--12.1%
Compuware Corp. 1                                                                          121,600             1,001,984
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             94,300             2,654,545
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                              79,500               774,330
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           102,000             2,255,220
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                      121,400             1,925,404
                                                                                                           -------------
                                                                                                               8,611,483
MATERIALS--5.2%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.8%
Celanese Corp., Series A                                                                    31,800               650,946
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                      15,700               664,110
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                               12,400               653,232
                                                                                                           -------------
                                                                                                               1,968,288
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.5%
Texas Industries, Inc.                                                                      19,900             1,070,819
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Phelps Dodge Corp.                                                                           4,100               658,050
TELECOMMUNICATION SERVICES--1.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
IDT Corp., Cl. B 1                                                                          36,000               444,600
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                         28,100               643,209
                                                                                                           -------------
                                                                                                               1,087,809


2                            |                     Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.6%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.7%
AES Corp. (The) 1                                                                          108,000         $   1,840,320
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                          50,400               729,288
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                      78,900               798,468
                                                                                                           --------------
                                                                                                               3,368,076
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Sempra Energy                                                                               13,100               629,455
                                                                                                           --------------
Total Common Stocks (Cost $64,796,240)                                                                        69,607,558

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.3%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.39% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $3,060,373 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $3,060,000)                               $  3,060,000             3,060,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $67,856,240)                                               102.1%           72,667,558
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (2.1)           (1,475,957)
                                                                                 ----------------------------------------
Net Assets                                                                                   100.0%        $  71,191,601
                                                                                 ========================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $67,934,940
                                                      ============

Gross unrealized appreciation                         $ 6,133,490
Gross unrealized depreciation                          (1,400,872)
                                                      ------------
Net unrealized appreciation                           $ 4,732,618
                                                      ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


3                            |                     Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4                            |                     Oppenheimer Select Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006